Non-controlling Interest (Details 2) - CAD ($)	12 Months Ended
	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017
Current assets	$ 4,135,316	$ 1,322,307
Long term assets	33,983,609	51,912,833
Current Liabilities	13,231,286	13,332,992
Asset retirement obligation	737,404	726,143
Net loss	(29,317,517)	(6,897,397)	$ (6,434,112)
Non-controlling interests [member]
Net loss	(118,793)	(200,015)	$ (468,354)
Non-controlling interests [member] | Buckreef [member]
Current assets	522,780	673,074
Long term assets	22,331,000	19,773,205
Current Liabilities	(16,446)	22,183
Asset retirement obligation	(737,404)	726,143
Advances from parent	(25,585,385)	(22,374,445)
Net loss	(263,984)	(451,057)
Non-controlling interests [member] | NWBM [member]
Current assets
Long term assets
Current Liabilities
Advances from parent	(1,531,491)	(1,502,491)
Net loss		$ 10,164